Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2014 and December 31, 2013 are detailed in the tables below:

	December 31, 2013	Purchase	Sale	Change in fair value included in OCI*	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2014
U.S. Treasury Bonds	—	333	—	1	—	—	334
Corporate Bonds	57	—	(58)	—	—	1	—

Total	57	333	(58)	1	—	1	334

*	Other Comprehensive Income

	December 31, 2012	Purchase	Sale	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2013
U.S. Treasury Bills	150	—	(150)	—	—	—	—
Corporate Bonds	88	—	(34)	—	—	3	57

Total	238	—	(184)	—	—	3	57

*	Other Comprehensive Income